Financial Risk Management - Summary of Credit Quality Due Financial Institutions (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Cash And Cash Equivalent [Line Items]
Due from financial institutions		₩ 17,334,176	₩ 14,202,090
Due from financial institutions measured at amortized cost
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	32,569,058	27,791,693
Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	30,869,922	26,483,963
Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	789,076	583,640
Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	122,333	62,223
Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	18
Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	787,727	661,849
12-month expected credit losses | Due from financial institutions measured at amortized cost
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	32,569,058	27,791,693
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	30,869,922	26,483,963
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	789,076	583,640
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	122,333	62,223
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	18
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	787,727	661,849
Non-impaired | Due from financial institutions measured at amortized cost
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Due from financial institutions measured at amortized cost
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	₩ 0	₩ 0

[1]	Before netting of allowance